Long-term loan (Tables)	12 Months Ended
Dec. 31, 2023
Long-term loan [Abstract]
Schedule of Long-Term Loan Activity
The following table summarizes long-term loan activity for the years ended December 31, 2023 and 2022:

	Long-term loan
	2023 $	2022 $
Balance at January 1,	15,400	15,118
Accrued interest	363	1,755
Interest paid	(300)	(1,436)
Other	(17)	(38)
Deconsolidation of subsidiary	(15,446)	—
Balance at December 31,	—	15,400

Schedule of Detailed Information about Borrowings
The long-term loan is presented as follows in the Statement of Financial Position as of December 31, 2023 and 2022:

	Long-term loan
	2023 $	2022 $
Current portion of long-term loan	—	5,156
Long-term loan	—	10,244
Total Long-term loan	—	15,400